Deposits - Summary of Non-current Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non current assets [line items]
Other noncurrent assets	$ 160,973	$ 186,573	$ 4,515,581
Leasehold deposits [member]
Disclosure of other non current assets [line items]
Other noncurrent assets	160,973	186,573	207,825
Other deposits [member]
Disclosure of other non current assets [line items]
Other noncurrent assets	$ 0	$ 0	$ 4,307,756